Loans - Loans Classified as Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) contract
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts	1	0	24
Pre-modification Recorded Balance	$ 265		$ 8,822
Post-modification Recorded Balance	$ 291		$ 8,848
Commercial | Commercial and industrial
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		7
Pre-modification Recorded Balance	$ 0		$ 1,207
Post-modification Recorded Balance	$ 0		$ 1,207
Commercial | Commercial real estate
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		4
Pre-modification Recorded Balance	$ 0		$ 7,012
Post-modification Recorded Balance	$ 0		$ 7,012
Mortgage | 1-4 family owner occupied - jumbo
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		0
Pre-modification Recorded Balance	$ 0		$ 0
Post-modification Recorded Balance	$ 0		$ 0
Mortgage | 1-4 family owner occupied - non-jumbo
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	1		5
Pre-modification Recorded Balance	$ 265		$ 357
Post-modification Recorded Balance	$ 291		$ 374
Mortgage | 1-4 family non-owner occupied
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		2
Pre-modification Recorded Balance	$ 0		$ 111
Post-modification Recorded Balance	$ 0		$ 116
Mortgage | 1-4 family - 2nd lien
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		2
Pre-modification Recorded Balance	$ 0		$ 44
Post-modification Recorded Balance	$ 0		$ 46
Mortgage | Resort lending
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		0
Pre-modification Recorded Balance	$ 0		$ 0
Post-modification Recorded Balance	$ 0		$ 0
Installment | Boat lending
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		0
Pre-modification Recorded Balance	$ 0		$ 0
Post-modification Recorded Balance	$ 0		$ 0
Installment | Recreational vehicle lending
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		0
Pre-modification Recorded Balance	$ 0		$ 0
Post-modification Recorded Balance	$ 0		$ 0
Installment | Other
Loans Classified as Troubled Debt Restructurings [Abstract]
Number of Contracts | contract	0		4
Pre-modification Recorded Balance	$ 0		$ 91
Post-modification Recorded Balance	$ 0		$ 93